Schedule of debt repayment (Details) - CAD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
2027	$ 41,359
2028	20,395
2029	19,258
2030	18,056
2031	1,192,819
Debt repayment gross	1,291,887
Less: unamortized discount	(432,495)
Less: imputed interest on capital lease obligations	(26)
Debt repayment	$ 859,366	$ 174,629	$ 168,328